Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain measures of financial performance of the Company. See “Executive Compensation—Compensation Discussion and Analysis” above for additional information about how the Company aligns executive compensation with its performance.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO ($) (2)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers ($) (3)(4)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($) (2)(3)	Total Shareholder Return ($) (5)	Peer Group Total Shareholder Return ($) (6)	Net Income ($ thousands) (7)	Adjusted Pre-tax Income ($ thousands) (8)

2023	5,410,215	7,974,030	1,674,111	2,019,563	214	235	240,841	316,564
2022	4,717,716	4,520,893	1,130,149	1,076,439	164	198	197,742	209,610
2021	3,606,222	5,212,053	968,262	933,183	157	228	76,646	98,602

(1)	Represents the total compensation reported for our CEO, Mr. Boor, for each corresponding year in the “Total” column of the Summary Compensation Table.
(2)

In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for our CEO and the average total compensation for the NEOs as a group (excluding our CEO) in each year’s respective Proxy Statement to determine the “compensation actually paid”:

	Year	Reported Summary Compensation Table Total ($)	Reported Value of Stock Awards ($) (a)	Stock Award Adjustments ($) (b)	Compensation Actually Paid ($)

	2023	5,410,215	(2,300,175)	4,863,990	7,974,030
CEO	2022	4,717,716	(1,915,335)	1,718,512	4,520,893
	2021	3,606,222	(1,406,136)	3,011,967	5,212,053
Average of	2023	1,674,111	(437,678)	783,130	2,019,563
non-CEO NEOs	2022	1,130,149	(212,686)	158,976	1,076,439
	2021	968,262	(157,137)	122,058	933,183

(a)	Represents the grant date fair value of equity awards reported in the “Stock Awards” column and “Option Awards” column in the Summary Compensation Table for the applicable year.
(b)	Equity award adjustments for each applicable year are further detailed in the table below.

	Year	Year End Fair Value of Outstanding and Unvested Stock Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year	Year over Year Change in Fair Value of Stock Awards Granted in Prior Years that were Cancelled in the Year	Total Stock Award Adjustments

	2023	3,482,430	1,103,758	277,802	—	4,863,990
CEO	2022	2,194,560	14,285	(490,333)	—	1,718,512
	2021	2,035,062	1,271,832	(294,927)	—	3,011,967
Average of	2023	665,665	86,371	25,442	5,652	783,130
non-CEO NEOs	2022	196,698	4,411	(28,377)	(13,756)	158,976
	2021	176,780	132,626	(19,790)	(167,558)	122,058

(3)

For 2023, our non-CEO NEOs were Ms. Aden and Messrs. Cira, Niño and Dragash. For 2022, our non-CEO NEOs were Messrs. Niño, Cira, Dragash and Bigbee and Mses. Aden and Reynolds. For 2021, our non-CEO NEOs were Messrs. Urness, Niño, Zeller, Dragash and Bigbee.

(4)	Represents the average total compensation reported for our non-CEO NEOs, derived from the “Total” column of the Summary Compensation Table in each year’s respective Proxy Statement.
(5)

Represents the total shareholder return (“TSR”) on our common stock assuming an initial investment of $100 (with reinvestment of dividends) from the measurement period beginning on the last trading day before the Company’s earliest fiscal year in the table, through and including the end of the fiscal year for which cumulative TSR of the Company is being calculated.

(6)

Represents the TSR for the iShares U.S. Home Construction ETF. For purposes of the table, an initial investment of $100 (with reinvestment of all dividends is assumed to have been made in the iShares U.S. Home Construction ETF for the measurement period beginning on the last trading day before the Company’s earliest fiscal year in the table, through and including the end of the fiscal year for which cumulative TSR of iShares U.S. Home Construction ETF is being calculated.

(7)	Represents our net income, in thousands, as reported in our Annual Report on Form 10-K for each of the years presented.
(8)

Represents, in the Company’s assessment, the most important financial performance measure used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance. Company-selected measure is Adjusted Pre-tax Income, which is Pre-tax income after adjustments, including costs related to: (i) the SEC litigation; (ii) unrealized gains and losses on equity investments; (iii) integration costs related to recently acquired Solitaire Homes, Inc. (“Solitaire”); (iv) earnings from Craftsman Homes, LLC that are attributable to a noncontrolling interest; and (v) results from Solitaire that were not previously considered in the budget.

Company Selected Measure Name	Adjusted Pre-tax Income
Named Executive Officers, Footnote [Text Block]	Represents the total compensation reported for our CEO, Mr. Boor, for each corresponding year in the “Total” column of the Summary Compensation Table.For 2023, our non-CEO NEOs were Ms. Aden and Messrs. Cira, Niño and Dragash. For 2022, our non-CEO NEOs were Messrs. Niño, Cira, Dragash and Bigbee and Mses. Aden and Reynolds. For 2021, our non-CEO NEOs were Messrs. Urness, Niño, Zeller, Dragash and Bigbee.
Peer Group Issuers, Footnote [Text Block]	Represents the TSR for the iShares U.S. Home Construction ETF. For purposes of the table, an initial investment of $100 (with reinvestment of all dividends is assumed to have been made in the iShares U.S. Home Construction ETF for the measurement period beginning on the last trading day before the Company’s earliest fiscal year in the table, through and including the end of the fiscal year for which cumulative TSR of iShares U.S. Home Construction ETF is being calculated.
PEO Total Compensation Amount	$ 5,410,215	$ 4,717,716	$ 3,606,222
PEO Actually Paid Compensation Amount	$ 7,974,030	4,520,893	5,212,053
Adjustment To PEO Compensation, Footnote [Text Block]	In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for our CEO and the average total compensation for the NEOs as a group (excluding our CEO) in each year’s respective Proxy Statement to determine the “compensation actually paid”:

	Year	Reported Summary Compensation Table Total ($)	Reported Value of Stock Awards ($) (a)	Stock Award Adjustments ($) (b)	Compensation Actually Paid ($)

	2023	5,410,215	(2,300,175)	4,863,990	7,974,030
CEO	2022	4,717,716	(1,915,335)	1,718,512	4,520,893
	2021	3,606,222	(1,406,136)	3,011,967	5,212,053
Average of	2023	1,674,111	(437,678)	783,130	2,019,563
non-CEO NEOs	2022	1,130,149	(212,686)	158,976	1,076,439
	2021	968,262	(157,137)	122,058	933,183

(a)	Represents the grant date fair value of equity awards reported in the “Stock Awards” column and “Option Awards” column in the Summary Compensation Table for the applicable year.
(b)	Equity award adjustments for each applicable year are further detailed in the table below.

	Year	Year End Fair Value of Outstanding and Unvested Stock Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year	Year over Year Change in Fair Value of Stock Awards Granted in Prior Years that were Cancelled in the Year	Total Stock Award Adjustments

	2023	3,482,430	1,103,758	277,802	—	4,863,990
CEO	2022	2,194,560	14,285	(490,333)	—	1,718,512
	2021	2,035,062	1,271,832	(294,927)	—	3,011,967
Average of	2023	665,665	86,371	25,442	5,652	783,130
non-CEO NEOs	2022	196,698	4,411	(28,377)	(13,756)	158,976
	2021	176,780	132,626	(19,790)	(167,558)	122,058

Non-PEO NEO Average Total Compensation Amount	$ 1,674,111	1,130,149	968,262
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,019,563	1,076,439	933,183
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for our CEO and the average total compensation for the NEOs as a group (excluding our CEO) in each year’s respective Proxy Statement to determine the “compensation actually paid”:

	Year	Reported Summary Compensation Table Total ($)	Reported Value of Stock Awards ($) (a)	Stock Award Adjustments ($) (b)	Compensation Actually Paid ($)

	2023	5,410,215	(2,300,175)	4,863,990	7,974,030
CEO	2022	4,717,716	(1,915,335)	1,718,512	4,520,893
	2021	3,606,222	(1,406,136)	3,011,967	5,212,053
Average of	2023	1,674,111	(437,678)	783,130	2,019,563
non-CEO NEOs	2022	1,130,149	(212,686)	158,976	1,076,439
	2021	968,262	(157,137)	122,058	933,183

(a)	Represents the grant date fair value of equity awards reported in the “Stock Awards” column and “Option Awards” column in the Summary Compensation Table for the applicable year.
(b)	Equity award adjustments for each applicable year are further detailed in the table below.

	Year	Year End Fair Value of Outstanding and Unvested Stock Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Stock Awards	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year	Year over Year Change in Fair Value of Stock Awards Granted in Prior Years that were Cancelled in the Year	Total Stock Award Adjustments

	2023	3,482,430	1,103,758	277,802	—	4,863,990
CEO	2022	2,194,560	14,285	(490,333)	—	1,718,512
	2021	2,035,062	1,271,832	(294,927)	—	3,011,967
Average of	2023	665,665	86,371	25,442	5,652	783,130
non-CEO NEOs	2022	196,698	4,411	(28,377)	(13,756)	158,976
	2021	176,780	132,626	(19,790)	(167,558)	122,058

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following chart sets forth the relationship between compensation actually paid to our CEO, the average of compensation actually paid to our non-CEO NEOs, and the cumulative TSR of the Company and of iShares U.S. Home Construction ETF over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

The following chart sets forth the relationship between compensation actually paid to our CEO, the average of compensation actually paid to our non-CEO NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following chart sets forth the relationship between compensation actually paid to our CEO, the average of compensation actually paid to our non-CEO NEOs, and our Adjusted Pre-tax Income during the three most recently completed fiscal years.

Tabular List [Table Text Block]

Listed below are the financial and non-financial performance measures which in the Company’s assessment represent the most important performance measures used to link compensation actually paid to our NEOs, for 2023, to the Company’s performance:

•	Adjusted Pre-tax Income
•	Individual Objective Based Performance
•	Market Share
•	Floors per employee
•	Relative TSR

Total Shareholder Return Amount	$ 214	164	157
Peer Group Total Shareholder Return Amount	235	198	228
Net Income (Loss)	$ 240,841,000	$ 197,742,000	$ 76,646,000
Company Selected Measure Amount	316,564,000	209,610,000	98,602,000
PEO Name	Mr. Boor	Mr. Boor	Mr. Boor
Non PEO NEOs Name	Ms. Aden and Messrs. Cira, Niño and Dragash	Messrs. Niño, Cira, Dragash and Bigbee and Mses. Aden and Reynolds	Messrs. Urness, Niño, Zeller, Dragash and Bigbee
PEO [Member] | Reported Value of Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,300,175)	$ (1,915,335)	$ (1,406,136)
PEO [Member] | Stock Awards Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,863,990	1,718,512	3,011,967
PEO [Member] | Year End Fair Value of Outstanding And Unvested Stock Awards Granted in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,482,430	2,194,560	2,035,062
PEO [Member] | Year Over Year Change In Fair Value of Outstanding And Unvested Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,103,758	14,285	1,271,832
PEO [Member] | Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 277,802	(490,333)	(294,927)
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	• Adjusted Pre-tax Income
Non-PEO NEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	• Individual Objective Based Performance
Non-PEO NEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	• Market Share
Non-PEO NEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	• Floors per employee
Non-PEO NEO [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	• Relative TSR
Non-PEO NEO [Member] | Reported Value of Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (437,678)	(212,686)	(157,137)
Non-PEO NEO [Member] | Stock Awards Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	783,130	158,976	122,058
Non-PEO NEO [Member] | Year End Fair Value of Outstanding And Unvested Stock Awards Granted in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	665,665	196,698	176,780
Non-PEO NEO [Member] | Year Over Year Change In Fair Value of Outstanding And Unvested Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	86,371	4,411	132,626
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	25,442	(28,377)	(19,790)
Non-PEO NEO [Member] | Year Over year Change in Fair value of Stock Awards Granted in Prior Years that were Cancelled in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,652	$ (13,756)	$ (167,558)